Certnys

1-35449

Parasnand Madho
Director
Corporate Actions & Market Watch
[redacted]

NYSE EURONEXT

13002453

June 4, 2013

Received SEC
JUN - 4 2013
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONSTAR MORTGAGE HOLDINGS INC. 6.500 Senior Notes due 2022 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 29, 2013. Tentative listing date – June 5, 2013.

Sincerely,

Para Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com